Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - MXN ($) $ in Thousands	Total		Capital stock [member]	Legal reserve [member]	Retained earnings [member]	Unrealized (loss) gain on equity investment at fair value [member]	Re-measurements of defined benefit plans [member]	Cumulative translation adjustment [member]	Revaluation surplus [member]	Total equity attributable to equity holders of the parent [member]	Non- controlling interests [member]
Beginning balance at Dec. 31, 2021	$ 454,041,726		$ 96,333,432	$ 358,440	$ 447,331,985	$ (6,321,120)	$ (102,507,107)	$ (104,270,295)	$ 58,709,592	$ 389,634,927	$ 64,406,799
Net profit for the period	66,758,894	[1]			62,449,705					62,449,705	4,309,189
Unrealized (loss) gain on equity and debt investments at fair value, net of deferred taxes	(5,699,392)					(5,699,392)				(5,699,392)
Remeasurement of defined benefit plan, net of deferred taxes	677,362	[1]					294,922			294,922	382,440
Translation effect of foreign entities	(28,965,432)						281,815	(22,645,886)	(1,539,864)	(23,903,935)	(5,061,497)
Discontinued operations	(1,750,472)							(1,750,472)		(1,750,472)
Transfer of revaluation surplus, net of deferred taxes					1,871,993				(1,871,993)
Total comprehensive income for the period	31,020,960	[1]			64,321,698	(5,699,392)	576,737	(24,396,358)	(3,411,857)	31,390,828	(369,868)
Dividends declared	(29,927,398)				(28,050,128)					(28,050,128)	(1,877,270)
Repurchase of shares	(20,910,106)		(4,077)		(20,906,029)					(20,910,106)
Recycling of assets revaluation surplus by spin.off, net of deferred taxes	(79,806)				34,827,458				(34,827,458)		(79,806)
Spin-off effects	(2,582,887)		(1,001,572)		(1,581,315)					(2,582,887)
Other acquisitions of non-controlling interests	(6,075)				(3,765)					(3,765)	(2,310)
Ending balance at Sep. 30, 2022	431,556,414		95,327,783	358,440	495,939,904	(12,020,512)	(101,930,370)	(128,666,653)	20,470,277	369,478,869	62,077,545
Beginning balance at Dec. 31, 2022	437,829,273		95,365,329	358,440	505,125,277	(11,028,396)	(107,106,514)	(128,299,347)	19,389,915	373,804,704	64,024,569
Net profit for the period	61,662,788				58,048,606					58,048,606	3,614,182
Unrealized (loss) gain on equity and debt investments at fair value, net of deferred taxes	(3,630,663)					(3,630,663)				(3,630,663)
Remeasurement of defined benefit plan, net of deferred taxes	(74,096)						(41,494)			(41,494)	(32,602)
Translation effect of foreign entities	(27,440,200)						859,720	(25,278,653)	(799,303)	(25,218,236)	(2,221,964)
Transfer of revaluation surplus, net of deferred taxes					727,319				(727,319)
Total comprehensive income for the period	30,517,829				58,775,925	(3,630,663)	818,226	(25,278,653)	(1,526,622)	29,158,213	1,359,616
Dividends declared	(31,011,337)				(29,048,960)					(29,048,960)	(1,962,377)
Repurchase of shares	(7,680,880)		(1,685)		(7,679,195)					(7,680,880)
Transfer of revaluation surplus, net of deferred taxes					4,911,409				(4,911,409)
Other acquisitions of non-controlling interests	(48,626)				(3,015)					(3,015)	(45,611)
Purchase of 6.06% of Telekom Austria AG	(5,062,138)				1,280,029					1,280,029	(6,342,167)
Ending balance at Sep. 30, 2023	$ 424,544,121		$ 95,363,644	$ 358,440	$ 533,361,470	$ (14,659,059)	$ (106,288,288)	$ (153,578,000)	$ 12,951,884	$ 367,510,091	$ 57,034,030

[1]	Restated for discontinued operations.